Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 112,031	$ 88,767	$ 78,886
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP and stock-based compensation expense	6,433	5,913	10,694
Amortization of premiums and accretion of discounts on securities, net	9,735	12,938	6,078
Amortization of premiums and accretion of fees and costs on loans, net	10,517	8,898	7,008
Amortization of intangible assets	2,115	1,535	1,506
Provision for loan losses	50,500	65,000	75,500
Depreciation and amortization of office properties and equipment	8,540	7,177	6,438
(Gain) loss on securities, net	(772)	(274)	257
Other-than-temporary impairment losses on securities	977	0	0
Mortgage loans originated for sale	(379,806)	(811,247)	(513,563)
Proceeds from mortgage loan sales	405,973	820,636	537,521
Gain on sales of mortgage loans, net	(6,207)	(18,775)	(7,751)
(Gain) loss on sale of other real estate owned	(1,451)	180	141
Gain on sale of branches	0	0	(72)
Income on bank owned life insurance	(2,898)	(2,778)	(3,139)
Decrease (increase) in accrued interest receivable	1,496	(2,499)	478
Deferred tax benefit	(20,818)	(10,739)	(11,607)
(Increase) decrease in other assets	(6,741)	18,059	6,161
(Decrease) increase in other liabilities	(13,530)	41,988	5,956
Total adjustments	64,063	136,012	121,606
Net cash provided by (used in) operating activities	176,094	224,779	200,492
Cash flows from investing activities:
Purchases of loans receivable	(1,054,395)	(638,789)	(710,880)
Net originations of loans receivable	(778,049)	(297,221)	(272,920)
Proceeds from sale of loans held for investment	184,668	77,222	23,266
Gain on disposition of loans held for investment	(2,541)	(2,091)	(1,984)
Net proceeds from sale of foreclosed real estate	10,833	6,266	1,258
Purchases of mortgage-backed securities held to maturity	(202,821)	0	0
Purchases of debt securities held-to-maturity	(9,729)	(15,421)	(11,966)
Purchases of mortgage-backed securities available-for-sale	(295,897)	(760,692)	(604,651)
Purchases of other investments available-for-sale	0	(1,000)	0
Proceeds from paydowns/maturities on mortgage-backed securities held-to-maturity	80,438	99,892	160,981
Proceeds from paydowns on equity securities available for sale	148	0	0
Proceeds from paydowns/maturities on debt securities held-to-maturity	20,159	14,039	27,120
Proceeds from paydowns/maturities on mortgage-backed securities available-for-sale	284,726	348,847	191,918
Proceeds from sale of mortgage-backed securities held-to-maturity	0	14,871	21,355
Proceeds from sales of mortgage-backed securities available-for-sale	401,573	213,562	36,972
Proceeds from sales of US Government and Agency Obligations available-for-sale	0	3,219	0
Proceeds from sale of equity securities available for sale	24,540	44	0
Redemption of equity securities available-for-sale	108	85	176
Proceeds from redemptions of Federal Home Loan Bank stock	143,081	129,152	215,280
Purchases of Federal Home Loan Bank stock	(161,866)	(158,353)	(251,724)
Purchases of office properties and equipment	(24,544)	(25,407)	(10,550)
Death benefit proceeds from bank owned life insurance	0	9,613	7,188
Cash paid, net of consideration received for branch sale	0	0	(64,612)
Cash received, net of cash consideration paid for acquisitions	118,246	140,754	0
Net cash (used in) provided by investing activities	(1,261,322)	(841,408)	(1,243,773)
Cash flows from financing activities:
Net increase in deposits	608,801	243,462	652,256
Repayments of funds borrowed under other repurchase agreements	143,205	(195,000)	(250,000)
Net increase in other borrowings	426,347	631,805	678,972
Net increase in advance payments by borrowers for taxes and insurance	14,447	7,739	8,457
Dividends paid	(22,404)	(5,595)	0
Exercise of stock options	10,637	41	0
Purchase of treasury stock	(1,531)	(902)	(32,489)
Net tax benefit from stock-based compensation	1,262	93	0
Net cash (used in) provided by financing activities	1,180,764	681,643	1,057,196
Net increase in cash and cash equivalents	95,536	65,014	13,915
Cash and cash equivalents at beginning of period	155,153	90,139	76,224
Cash and cash equivalents at end of period	250,689	155,153	90,139
Noncash investing activities:
Real estate acquired through foreclosure	4,512	10,410	3,504
Cash paid during the year for:
Interest	109,527	123,644	144,986
Income taxes	0	61,994	58,618
Non-cash assets acquired:
Investment securities available for sale	381,950	212,560	0
Loans	990,970	736,003	0
Goodwill and Other intangible assets, net	9,782	60,347	0
Other Assets	78,527	45,198	0
Total non-cash assets acquired	1,461,229	1,054,108	0
Liabilities assumed:
Deposits	1,341,153	1,163,392	0
Borrowings	92,070	13,361	0
Other Liabilities	20,509	10,531	0
Total liabilities assumed	1,453,732	1,187,284	0
Common stock issued for Brooklyn Federal Savings Bank acquisition	$ 179,171	$ 7,561	$ 0